Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses
Prepaid energy services	$ 26,582	$ 27,464
Prepaid insurances	13,568	12,486
Deferred costs of works for taxes	4,138	2,407
Other prepaid expenses	2,373	1,366
Prepayments	46,661	43,723
Classification by maturity:
Current portion	20,969	17,145
Non-current portion	25,692	26,578
Prepayments	$ 46,661	$ 43,723